Note 9 - Net Loss Per Share	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Earnings Per Share [Text Block]
9.	Net loss per share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows:

	Three months ended		Six months ended
	June 30,		June 30,
	2018	2019	2018	2019
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to BeyondSpring Inc. — basic and diluted	(12,166)	(7,352)	(25,822)	(14,645)

Denominator:
Weighted average number of ordinary shares outstanding — basic and diluted	22,397,442	23,094,161	22,342,822	23,061,941

Net loss per share — basic and diluted	(0.54)	(0.32)	(1.16)	(0.64)

The effects of restricted shares and share options were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the three
and
six
months ended
June 30, 2018
and
2019.